As filed with the Securities and Exchange Commission on January 9, 2012

Securities Act File No. 333-119741

Investment Company Act File No. 811-08085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under
the Securities Act of 1933
Post-Effective Amendment No. 48	☒

and/or

Registration Statement

Under
the Investment Company Act of 1940
Amendment No. 49	☒

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Exact name of Registrant as Specified in Charter)

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, including Area Code

Deborah A. Docs

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ( ) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 9th day of January, 2012.

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Kevin J. Bannon	Director

* Scott E. Benjamin	Director

* Linda W. Bynoe	Director

* Michael S. Hyland	Director

* Douglas H. McCorkindale	Director

* Stephen P. Munn	Director

* Richard A. Redeker	Director

** Stuart S. Parker	Director and President-Principal Executive Officer

* Robin B. Smith	Director

* Stephen G. Stoneburn	Director

* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Jonathan D. Shain	Attorney-in-Fact	January 9, 2012
Jonathan D. Shain

*	Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.
**	Power of Attorney for Stuart S. Parker dated January 3, 2012. Filed herewith.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Power of Attorney

The undersigned Director / Trustee of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitutes, appoints and authorizes each of, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Kathryn C. Quirk, John P. Schwartz, Andrew R. French, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned does hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned does hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Stuart S. Parker
Stuart S. Parker

Dated: January 3, 2012